Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (94,944)	$ (87,652)
Other comprehensive income (loss) before reclassifications	(33,501)	(21,092)
Amount reclassified from accumulated other comprehensive income (loss)	(16,518)	13,800
Net current-period other comprehensive income (loss)	(49,479)	(7,941)	$ (14,723)
Ending balance	(144,963)	(94,944)	(87,652)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(7,292)
Components of accumulated other comprehensive income loss, tax	(50,019)	(7,292)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,158)	(6,963)
Other comprehensive income (loss) before reclassifications	19,838	(5,357)
Amount reclassified from accumulated other comprehensive income (loss)	(9,873)	9,162
Net current-period other comprehensive income (loss)	9,965	3,805
Ending balance	6,807	(3,158)	(6,963)
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0	11
Other comprehensive income (loss) before reclassifications	0	0
Amount reclassified from accumulated other comprehensive income (loss)	0	(11)
Net current-period other comprehensive income (loss)	0	(11)
Ending balance	0	0	11
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(39,499)	(47,469)
Other comprehensive income (loss) before reclassifications	(60,161)	3,321
Amount reclassified from accumulated other comprehensive income (loss)	(6,645)	4,649
Net current-period other comprehensive income (loss)	(66,806)	7,970
Ending balance	(106,305)	(39,499)	(47,469)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(52,287)	(33,231)
Other comprehensive income (loss) before reclassifications	6,822	(19,056)
Amount reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive income (loss)	6,822	(19,056)
Ending balance	$ (45,465)	$ (52,287)	$ (33,231)